Financial Instruments - Summary of Net Effect of Expired contracts that did not Meet Hedging Criteria for Accounting Purposes (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	[1]	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)		Dec. 31, 2018 MXN ($)
Disclosure of net effect of changes in fair value of derivative financial instruments that did not meet hedging criteria for accounting purposes [line items]
Market value (loss) gain on financial instruments	$ (11)		$ (212)	$ (288)	[2]	$ (314)
Cross currency swaps and interest rate swaps
Disclosure of net effect of changes in fair value of derivative financial instruments that did not meet hedging criteria for accounting purposes [line items]
Market value (loss) gain on financial instruments			(212)	(293)		(186)
Embedded derivatives
Disclosure of net effect of changes in fair value of derivative financial instruments that did not meet hedging criteria for accounting purposes [line items]
Market value (loss) gain on financial instruments			$ 0	$ 4		$ 0

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated – See note 3.18